SHARE-BASED PAYMENT - Assumptions (Details) - Y	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Interest rate	3.68%	4.15%
Dividend yield	0.00%	0.00%
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	4	5.4
Interest rate		4.15%
Volatility	46.19%	51.77%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.78	5.84
Volatility	47.59%	52.68%